Inventories - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [abstract]
Amount of write-down of inventories to net realisable value	₽ 470	₽ 364	₽ 1,003
Inventories recognized as expense	₽ 102,613	₽ 95,019	₽ 100,577